Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	31 December 2025	31 December 2024

Collateral given for own liabilities	292	240

Contractual commitments to purchase property, plant and equipment	171	257

Other contractual commitments	1 687	58

Other commitments	1 816	1 684